Fair Values Of Financial Instruments - Assets And Liabilities Measured At Fair Value (Details) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Financial Assets Abstract
Debt Securities FVTPL		$ 1,396,925	$ 1,423,018
Derivative Financial Assets FVTPL		2,816,482	5,853,137
Equity Instruments FVTPL		6,403,268	11,767,330
Debt Securities FVOCI		167,039,478	192,516,731
Equity Instruments FVOCI		36,083	43,018
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL	[1]	314,215	284,818
Book value Member
Financial Assets Abstract
Debt Securities FVTPL		1,396,925	1,423,018
Derivative Financial Assets FVTPL		2,816,482	5,853,137
Equity Instruments FVTPL		6,403,268	11,767,330
Debt Securities FVOCI		167,039,478	192,516,731
Equity Instruments FVOCI		36,083	43,018
Total		177,692,236	211,603,234
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL		314,215	284,818
Total		314,215	284,818
Total Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL		1,396,925	1,423,018
Derivative Financial Assets FVTPL		2,816,482	5,853,137
Equity Instruments FVTPL		6,403,268	11,767,330
Debt Securities FVOCI		167,039,478	192,516,731
Equity Instruments FVOCI		36,083	43,018
Total		177,692,236	211,603,234
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL		314,215	284,818
Total		314,215	284,818
Level 1 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL		1,396,145	818,068
Derivative Financial Assets FVTPL			0
Equity Instruments FVTPL		2,289,351	2,659,805
Debt Securities FVOCI		55,145,256	2,939,100
Total		58,830,752	6,416,973
Level 2 - Fair Value Member
Financial Assets Abstract
Debt Securities FVTPL		780	604,950
Derivative Financial Assets FVTPL		2,816,482	4,069,007
Debt Securities FVOCI		110,853,002	189,577,631
Equity Instruments FVOCI		36,083	43,018
Total		113,706,347	194,294,606
Financial Liabilities Abstract
Derivative Financial Liabilities FVTPL		314,215	284,818
Total		314,215	284,818
Level 3 - Fair Value Member
Financial Assets Abstract
Derivative Financial Assets FVTPL			1,784,130
Equity Instruments FVTPL		4,113,917	9,107,525
Debt Securities FVOCI		1,041,220
Total		$ 5,155,137	$ 10,891,655

[1]	The notional amounts are disclosed in note 9.2